UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  September 30, 2017

Item 1. Report to Stockholders.

Port Street Institutional Opportunities Fund
Institutional Class Shares — PSOFX

Port Street Quality Growth Fund
Institutional Class Shares — PSQGX

Semi-Annual Report

www.portstreetinvest.com	September 30, 2017

PORT STREET FUNDS

Dear Shareholders,

September 30, 2017 marked Port Street Quality Growth Fund’s (“Quality Growth”) three and half years since launch and Port Street Institutional Opportunities Fund’s (“Institutional Opportunities”) first eighteen months.  Thank you for the opportunity to report on the Funds’ strategy, performance, and outlook going forward.

Quality Growth Fund

Quality Growth’s approach to investing focuses on those companies that can be purchased at market prices below their fair value with a record of consistent, above average profit growth, strong balance sheets, sustainable competitive advantages, and capable management. The source of such growth is persistently above average profitability, which, when combined with a sensible policy relating to the payout of such profits and intelligent re-investment, results in the compounding of retained earnings and long-term growth. Quality Growth’s investment strategy is designed to grow purchasing power in excess of inflation and outperform the general market over time while mitigating losses during periods of economic adversity.

Quality Growth Performance

For the six months ending September 30, 2017, the Quality Growth returned 4.56% while the S&P 500 returned 7.71%, and the Russell 1000 Growth was up 10.84%.

Our strategy’s continued under-performance of its benchmarks did not come as a surprise given the type of stock market we’ve experienced these past six months when volatility is near all-time lows and stock valuations have expanded.  As we explained in past letters, we expect our Fund to under-perform in markets that are rising because of equity multiple expansion (rather than due to a breadth of corporate earnings growth).  When market valuations expand while volatility falls, the strategy has tended to end up with a growing cash position.  Our cash position in this type of rising market will serve as a drag on performance as it becomes harder to find great businesses priced at discounts sufficiently below their intrinsic value.  In addition to the strategy’s cash position, which totaled 43.8% of the portfolio, other contributors to under-performance were our lower-than-benchmark exposure in the consumer discretionary, financials, and health care sectors.  Our biggest contributors on the positive side of the ledger were our investments in information technology (Apple & Microsoft primarily) & industrials.

Institutional Opportunities Fund

Institutional Opportunities seeks to achieve its investment objective through a proprietary asset allocation strategy that, over the long term, targets approximately 70% global equity exposure and 30% fixed income exposure.  Institutional Opportunities structure allows for management to make tactical shifts in the allocations to take advantage of dislocations in asset class valuations or in response to changing market conditions.  The investment process is driven by financial modeling in which the advisor allocates among a combination of the following asset classes, based on the risk/return characteristics of each asset class: U.S. equities, foreign equities, U.S. fixed income securities, foreign income securities, and real asset strategies. Additionally, the manager allocates to hedged equity strategies to manage overall market exposure and volatility.

Institutional Opportunities Fund Performance

For the six months ending September 30, 2017, Institutional Opportunities returned 4.74% while the MSCI All Country World Index (ACWI) returned 9.68%, Bloomberg Barclays U.S. Aggregate Bond Index returned 2.31% and the blended benchmark of 70% MSCI ACWI/ 30% Bloomberg Barclays U.S. Aggregate Bond Index returned 7.43%, for the same period.

PORT STREET FUNDS

Institutional Opportunities underperformed the blended benchmark of the 70% MSCI ACWI/30% Bloomberg Barclays U.S. Aggregate Bond Index by 2.69% for the six-months ending September 30, 2017.  Institutional Opportunities began the fiscal year positioned conservatively across the U.S. and international equity and fixed income markets with 11.5% of the portfolio to hedged equity strategies, slightly down from the previous year of roughly 20%.  The U.S. equity allocation performed well during the trailing six months with U.S. large-cap value allocation outperforming the Russell 1000 Value index by 4.23%.  The U.S. equity allocation did have pockets of relative underperformance within the U.S. large-cap growth allocation to AMI Asset Management underperforming by 3.06% compared to the Russell 1000 Growth Index.  U.S. equity exposure continued its trend higher into 2017 as positive economic sentiment increased with employment growth and increased consumer confidence.  After the adjustment to the overall portfolio allocation in the first quarter of 2017, we have continued to maintain the portfolio allocation across the U.S. equity asset classes.

The international equity allocation performed well over the trailing six-month period through multiple pockets of volatility due to economic, monetary, and political uncertainty.  Institutional Opportunities allocation to the international equity markets has been rewarded with exposure to consumer discretionary and industrials sectors as economic data coming out of Europe has continued to strengthen.  With the adjustment in the allocation to emerging markets equity in the beginning of the 2017 calendar year, the fund has seen positive attribution to the overall portfolio with the allocation returning 15.89% over the trailing six-month period.  Management believes continued attractive valuations as well as growth prospects are strong in emerging markets and since the initial allocation, the exposure has been a positive contributor to the portfolio.

The U.S. fixed income allocation performed in-line with expectations with a majority of the portfolio tilted to high quality corporate and agency issuances.  As the Federal Reserve continues to hint at raising rates towards the end of the 2017 year and into 2018, we believe the portfolio is well constructed to weather potential volatility should it present itself in the markets.  Institutional Opportunities exposure to global bonds did detract over the trailing six-month period by 0.13% but we still believe there is attractive opportunities outside the U.S. bond markets.  We have seen the adjustment from longer duration fixed income investments to the BlackRock Strategic Income with shorter duration investments over the trailing six-months prove to be additive to the portfolio in managing volatility of interest rates providing the portfolio 2.51% return outperforming the Bloomberg Barclay’s U.S. Aggregate by 0.20%.

Given the continued rise in equity markets along with the heightened volatility in credit markets management believes Institutional Opportunities is positioned well to participate in a potentially stronger global growth backdrop, but also positioned appropriately to weather possible increasing volatility.  With the increased exposure to asset classes that may benefit from a rising interest rate and reflationary environment as well as exposures to emerging market growth prospects, management believes Institutional Opportunities is positioned well as we seek to achieve attractive long-term risk adjusted returns.

Outlook

Central banks around the world continue to influence the direction of equity markets.  In the U.S., the unwinding of the Fed’s balance sheet has sparked a small rise in interest rates but not enough of a rise to spook the equity markets. The top five names in the S&P 500- Apple, Microsoft, Google, Amazon, and Facebook, known as the “Big 5” have appreciated by 57.3% per year since the middle of 2013, while the remaining 495 S&P index constituents have only gained 6.1% per year over the same period. As equity markets and valuations have continued to rise, the investable universe of great businesses priced below their intrinsic value continued to shrink. We hope to continue to enjoy growth in our portfolios while the markets march higher, while remaining disciplined in deploying capital intelligently- that is in owning only those securities that offer attractive returns with a “margin of safety”.  As we’ve discussed before, should the markets continue higher, we would expect the funds to lag some of their peers due to

PORT STREET FUNDS

the higher fixed income position and hedged equity allocations for Institutional Opportunities and due to the higher cash position for Quality Growth.  It should be noted that the investor euphoria that typically pervades a strong global rally is noticeably absent.  What we’re witnessing is investor complacency. Consequently, we would not be surprised to see higher volatility in the short to medium term. We know that trying to pick a top to this continued global rally is a fool’s game. We also know that regardless of the direction of the market, we expect that the capital preservation bias underlying our Funds’ strategies should allow us the potential to better protect capital in down periods and seek to better compound capital over full market cycles.

Thank you for your confidence in our stewardship.

Graham Pierce	Douglas Allison, CFA
CEO	President

Diversification does not assure a profit nor protect against a loss in a declining market.

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Must be Preceded or Accompanied by a Prospectus.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000 Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index measures the performance of equity securities of the Russell 1000 Index issuers with lower price-to-book ratios and lower forecasted growth.

The MSCI All Country World Index (MSCI ACWI) captures large and mid-cap representation across 23 developed market and 23 emerging market countries.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar- denominated, fixed-rate taxable bond market.

The 70% MSCI ACWI/30% Bloomberg Barclays U.S. Aggregate Bond Index is a blended benchmark consisting of 70% of the MSCI ACWI Index and 30% of the Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to directly invest in an index.

Duration is a measure of the price sensitivity of a bond to interest rate movements.

Margin of safety is a principle of investing in which an investor only purchases securities when the market price is significantly below its intrinsic value. In other words, when market price is significantly below your estimation of the intrinsic value, the difference is the margin of safety.

Fund holdings and sector allocations are subject to change and should not be considered to be a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Mutual fund investing involves risk. Principal loss is possible. Investments in small-and mid-capitalization companies involve additional risks such as limited liquidity and greater volatility than large capitalization companies. Investments in foreign securities involve greater volatility; political, economic and currency risks; and differences in accounting methods. The Fund may have a relatively high concentration of assets in a single or smaller number of securities which can result in reduced diversification and greater volatility. The Funds will bear its share of expenses and the underlying risks of investments in ETFs and other investment companies. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.

AMI Asset Management Corp is a Sub-Adviser for the Port Street Institutional Opportunities Fund. AMI Asset Management Corp is not affiliated with Quasar Distributors, LLC.

Port Street Funds are distributed by Quasar Distributors, LLC.

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of September 30, 2017

	1 Year	Since Inception(1)
Port Street Institutional Opportunities Fund	9.13%	9.31%
MSCI ACWI Index(2)	18.65%	14.36%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	0.07%	3.31%
70% MSCI ACWI Index/30% Bloomberg
Barclays U.S. Aggregate Bond Index(4)	12.79%	11.03%

(1)	December 31, 2015.
(2)	The MSCI ACWI Index captures large and mid-cap representation across 23 developed and 23 emerging market countries. It is not possible to directly invest in an index.
(3)
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It is not possible to directly invest in an index.

(4)
The 70% MSCI ACWI/30% Bloomberg Barclays U.S. Aggregate Bond Index is a blended benchmark consisting of 70% of the MSCI ACWI Index and 30% of the Bloomberg Barclays U.S. Aggregate Index. It is not possible to directly invest in an index.

PORT STREET QUALITY GROWTH FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of September 30, 2017

	1 Year	3 Year	Since Inception(1)
Port Street Quality Growth Fund	9.15%	6.59%	5.98%
S&P 500 Index(2)	18.61%	10.81%	11.15%
Russell 1000 Growth Index(3)	21.94%	12.69%	12.85%

(1)	April 1, 2014.
(2)
The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. It is not possible to directly invest in an index.

(3)
The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000 Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values.  It is not possible to directly invest in an index.

PORT STREET FUNDS

Expense Examples (Unaudited)
September 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2017)	Value (9/30/2017)	(4/1/2017 to 9/30/2017)
Port Street Institutional Opportunities Fund
Institutional Class Actual(2)	$1,000.00	$1,047.40	$6.42
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.80	$6.33

Port Street Quality Growth Fund
Institutional Class Actual(2)	$1,000.00	$1,045.60	$5.90
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.30	$5.82

(1)
Expenses are equal to the Port Street Institutional Opportunities and Quality Growth Funds’ annualized expense ratio for the most recent six-month period of 1.25% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the Port Street Institutional Opportunities and Quality Growth Funds’ six-month period ended September 30, 2017 of 4.74% and 4.56%, respectively.

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Allocation of Portfolio(1) (Unaudited)
as of September 30, 2017
(% of net assets)

Top Ten Holdings(1)(2) (Unaudited)
as of September 30, 2017
(% of net assets)

FMI International Fund	8.3%
IVA International Fund, Class I	7.7%
Boston Partners Long/Short Research Fund	5.8%
Swan Defined Risk Fund, Class I	5.8%
Templeton Global Bond Fund, Advisor Class	4.9%
BlackRock Strategic Income Opportunities Portfolio,
Institutional Class	4.3%
Oppenheimer Developing Markets Fund, Class I	3.3%
Cohen & Steers Real Assets Fund, Class I	2.3%
Victory Global Natural Resources Fund, Class Y	2.2%
Adobe Systems, Inc.	1.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	The Invesco Treasury Portfolio, Institutional Class is excluded from the Top Ten holdings.

PORT STREET QUALITY GROWTH FUND

Allocation of Portfolio(1) (Unaudited)
as of September 30, 2017
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of September 30, 2017
(% of net assets)

Berkshire Hathaway, Inc., Class B	4.2%
United Technologies Corp.	4.1%
Apple, Inc.	4.1%
Oracle Corp.	4.0%
Novo-Nordisk – ADR	3.2%
Cisco Systems, Inc.	3.2%
Microsoft Corp.	3.0%
Cognizant Technology Solutions Corp., Class A	3.0%
Wal-Mart Stores, Inc.	3.0%
Expeditors International of Washington, Inc.	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited)
September 30, 2017

	Shares	Value
INVESTMENT COMPANIES — 44.7%
Ares Capital Corp.	5,250	$86,047
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	258,099	2,573,251
Boston Partners Long/Short Research Fund*	211,103	3,459,981
Cohen & Steers Real Assets Fund, Class I	153,621	1,368,762
FMI International Fund	146,441	4,918,948
IVA International Fund, Class I	254,872	4,602,994
Oppenheimer Developing Markets Fund, Class I	47,421	1,950,919
Swan Defined Risk Fund, Class I	269,783	3,418,147
Templeton Global Bond Fund, Advisor Class	238,418	2,913,465
Victory Global Natural Resources Fund, Class Y*	51,883	1,284,108
Total Investment Companies
(Cost $23,427,942)		26,576,622

COMMON STOCKS — 35.3%

Consumer Discretionary — 3.7%
Aramark	7,235	293,813
Brunswick Corp.	750	41,978
Extended Stay America, Inc.	3,300	66,000
Grand Canyon Education, Inc.*	400	36,328
Healthcare Services Group, Inc.	4,400	237,468
Home Depot, Inc.	2,190	358,196
Interpublic Group of Companies, Inc.	2,075	43,139
Laureate Education, Inc.*	1,725	25,099
Lennar Corp., Class A	4,850	256,080
Mohawk Industries, Inc.*	375	92,816
Newell Brands, Inc.	1,354	57,775
Nexstar Media Group, Inc., Class A	900	56,070
PVH Corp.	425	53,576
ServiceMaster Global Holdings, Inc.*	1,025	47,898
Signet Jewelers Ltd.	425	28,284
Six Flags Entertainment Corp.	450	27,423
Starbucks Corp.	4,397	236,163
Walt Disney Co.	2,277	224,444
		2,182,550

Consumer Staples — 4.4%
Archer-Daniels-Midland Co.	3,760	159,838
Church & Dwight Co., Inc.	8,036	389,344
Coca-Cola Co.	4,700	211,547
Costco Wholesale Corp.	903	148,354
Kimberly-Clark Corp.	1,066	125,447

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Shares	Value

Consumer Staples — 4.4% (Continued)
Kroger Co.	7,700	$154,462
McCormick & Co., Inc.	2,083	213,799
Mondelez International, Inc., Class A	4,500	182,970
PepsiCo, Inc.	2,776	309,330
Unilever NV	4,370	258,005
Walgreens Boots Alliance, Inc.	6,104	471,351
		2,624,447

Energy — 2.1%
Baker Hughes	700	25,634
Concho Resources, Inc.*	838	110,381
Continental Resources, Inc.*	1,500	57,915
Diamondback Energy, Inc.*	1,134	111,087
EQT Corp.	3,300	215,292
Forum Energy Technologies, Inc.*	3,275	52,072
Halliburton Co.	3,380	155,581
Phillips 66	2,750	251,928
Pioneer Natural Resources Co.	1,000	147,540
QEP Resources, Inc.*	5,000	42,850
WPX Energy, Inc.*	6,625	76,188
		1,246,468

Financials — 5.5%
Ameriprise Financial, Inc.	1,990	295,535
Arthur J. Gallagher & Co.	1,225	75,399
Athene Holding Ltd., Class A*	1,075	57,878
Banco Bilbao Vizcaya Argentaria SA — ADR	32,002	285,458
Bank of America Corp.	13,860	351,212
Bank of NT Butterfield & Son, Ltd.	1,450	53,128
BOK Financial Corp.	1,600	142,528
Capital One Financial Corp.	2,699	228,497
Charles Schwab Corp.	7,010	306,617
Chemical Financial Corp.	1,050	54,873
Chubb Ltd.	1,600	228,080
Cullen/Frost Bankers, Inc.	1,510	143,329
East West Bancorp, Inc.	841	50,275
First American Financial Corp.	1,450	72,457
First Republic Bank	1,233	128,799
Hartford Financial Services Group, Inc.	950	52,659
Huntington Bancshares, Inc.	3,050	42,578
Investors Bancorp, Inc.	5,175	70,587
JPMorgan Chase & Co.	2,010	191,975

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Shares	Value

Financials — 5.5% (Continued)
Mitsubishi UFJ Financial Group, Inc. — ADR	26,180	$168,599
Nasdaq, Inc.	600	46,542
PacWest Bancorp	1,075	54,298
Reinsurance Group of America, Inc.	475	66,277
SEI Investments Co.	975	59,534
Synchrony Financial	1,675	52,009
		3,279,123

Health Care — 6.7%
AbbVie, Inc.	3,900	346,554
Acadia Healthcare Co., Inc.*	4,826	230,490
Allergan plc	1,293	265,000
Amgen, Inc.	1,220	227,469
Baxter International, Inc.	5,490	344,497
Becton, Dickinson & Co.	1,677	328,608
Biogen, Inc.*	702	219,810
Centene Corp.*	700	67,739
Danaher Corp.	3,296	282,731
Endo International plc*	1,675	14,346
Envision Healthcare Corp.*	875	39,331
Henry Schein, Inc.*	3,004	246,298
Laboratory Corp. of America Holdings*	1,978	298,619
Medtronic plc	3,210	249,642
Novartis AG — ADR	2,703	232,053
Quintiles IMS Holdings, Inc.*	404	38,408
West Pharmaceutical Services, Inc.	2,418	232,757
Zoetis, Inc.	4,709	300,246
		3,964,598

Industrials — 2.5%
3M Co.	821	172,328
CaesarStone Ltd.*	1,400	41,720
FedEx Corp.	1,378	310,849
General Dynamics Corp.	1,500	308,370
HD Supply Holdings, Inc.*	1,225	44,186
Hubbell, Inc.	400	46,408
KAR Auction Services, Inc.	1,225	58,481
Milacron Holdings Corp.*	3,500	59,010
Oshkosh Corp.	3,640	300,446
Pentair plc	975	66,261
Snap-on, Inc.	400	59,604
		1,467,663

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Shares	Value

Information Technology — 6.6%
Adobe Systems, Inc.*	4,012	$598,510
Alliance Data Systems Corp.	200	44,310
Alphabet, Inc., Class A*	289	281,405
Analog Devices, Inc.	500	43,085
ANSYS, Inc.*	1,842	226,069
Apple, Inc.	1,794	276,491
Broadridge Financial Solutions, Inc.	2,307	186,452
CACI International, Inc., Class A*	450	62,707
Check Point Software Technologies Ltd.*	525	59,861
CommScope Holding Co, Inc.*	1,525	50,645
Facebook, Inc., Class A*	1,121	191,545
Fidelity National Information Services, Inc.	900	84,051
Fiserv, Inc.*	225	29,016
Global Payments, Inc.	625	59,394
MasterCard, Inc.	2,010	283,812
Microchip Technology, Inc.	3,840	344,755
Micron Technology, Inc.*	700	27,531
Microsoft Corp.	4,510	335,950
NCR Corp.*	1,850	69,412
PayPal Holdings, Inc.*	7,691	492,455
RingCentral, Inc.*	850	35,487
Synopsys, Inc.*	2,032	163,637
		3,946,580

Materials — 2.7%
Avery Dennison Corp.	3,055	300,429
Constellium NV*	5,750	58,938
Crown Holdings, Inc.*	1,200	71,664
DowDuPont, Inc.	3,580	247,843
Ecolab, Inc.	2,193	282,042
Martin Marietta Materials, Inc.	1,250	257,787
Packaging Corp. of America	225	25,803
PolyOne Corp.	1,475	59,044
PPG Industries, Inc.	2,543	276,322
Reliance Steel & Aluminum Co.	750	57,128
		1,637,000

Real Estate — 0.2%
CyrusOne, Inc. — REIT	525	30,938
New Residential Investment Corp. — REIT	5,225	87,414
		118,352

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Shares/Par	Value

Telecommunication Services — 0.2%
Verizon Communications, Inc.	2,031	$100,514

Utilities — 0.7%
AES Corp.	11,950	131,689
Atlantica Yield plc	3,525	69,442
National Fuel Gas Co.	3,736	211,495
		412,626
Total Common Stocks
(Cost $16,550,712)		20,979,921

CORPORATE BONDS — 6.6%

Consumer Discretionary — 0.6%
Carnival Corp.
3.950%, 10/15/2020	$95,000	100,114
CBS Corp.
2.300%, 08/15/2019	80,000	80,472
Starbucks Corp.
2.100%, 02/04/2021	75,000	75,348
Walt Disney Co.
2.300%, 02/12/2021	80,000	80,728
		336,662

Consumer Staples — 0.9%
Church & Dwight Co., Inc.
2.450%, 08/01/2022	65,000	64,830
Coca-Cola Co.
3.300%, 09/01/2021	100,000	104,971
Colgate-Palmolive Co.
2.100%, 05/01/2023	100,000	98,418
CVS Health Corp.
4.125%, 05/15/2021	75,000	79,287
Kimberly-Clark Corp.
2.650%, 03/01/2025	80,000	78,714
Pepsi-Cola Metropolitan Bottling Co., Inc.
5.500%, 05/15/2035	35,000	42,038
Walgreens Boots Alliance, Inc.
2.700%, 11/18/2019	75,000	76,062
		544,320

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Par	Value

Energy — 0.6%
Apache Finance Canada Corp.
7.750%, 12/15/2029	$40,000	$52,398
Chevron Corp.
4.950%, 03/03/2019	60,000	62,768
Exxon Mobil Corp.
2.222%, 03/01/2021	100,000	100,804
Valero Energy Corp.
6.125%, 02/01/2020	80,000	87,054
Williams Partners LP
5.250%, 03/15/2020	75,000	80,547
		383,571

Financials — 0.4%
American Express Credit Corp.
2.250%, 08/15/2019	80,000	80,686
Caterpillar Financial Services Corp.
7.150%, 02/15/2019	45,000	48,251
Chubb INA Holdings, Inc.
3.350%, 05/15/2024	50,000	51,815
Travelers Companies, Inc.
6.250%, 06/15/2037	30,000	40,141
		220,893

Health Care — 0.4%
Agilent Technologies, Inc.
3.875%, 07/15/2023	60,000	62,209
Baxter International, Inc.
2.400%, 08/15/2022	60,000	59,586
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,625
Wyeth LLC
7.250%, 03/01/2023	25,000	30,652
		213,072

Industrials — 1.3%
Burlington Northern Santa Fe Corp.
3.400%, 09/01/2024	70,000	73,090
Canadian National Railway Co.
2.850%, 12/15/2021	95,000	96,964
6.712%, 07/15/2036	30,000	41,506
Canadian Pacific Railway Co.
7.250%, 05/15/2019	70,000	75,886

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Par	Value

Industrials — 1.3% (Continued)
Eaton Corp.
2.750%, 11/02/2022	$70,000	$70,568
Emerson Electric Co.
6.000%, 08/15/2032	25,000	31,357
6.125%, 04/15/2039	10,000	13,049
FedEx Corp.
4.900%, 01/15/2034	40,000	45,048
Illinois Tool Works, Inc.
2.650%, 11/15/2026	65,000	63,473
Norfolk Southern Corp.
3.850%, 01/15/2024	45,000	47,806
Republic Services, Inc.
4.750%, 05/15/2023	90,000	99,539
United Parcel Service, Inc.
6.200%, 01/15/2038	30,000	40,671
Waste Management, Inc.
3.500%, 05/15/2024	80,000	83,123
		782,080

Information Technology — 0.4%
Amphenol Corp.
2.550%, 01/30/2019	90,000	90,612
Microsoft Corp.
4.200%, 11/03/2035	15,000	16,708
Texas Instruments, Inc.
2.750%, 03/12/2021	100,000	102,344
		209,664

Materials — 0.6%
Airgas, Inc.
1.650%, 02/15/2018	95,000	95,051
Avery Dennison Corp.
3.350%, 04/15/2023	55,000	55,148
DowDuPont, Inc.
8.550%, 05/15/2019	75,000	82,847
Eastman Chemical Co.
3.800%, 03/15/2025	75,000	77,133
International Flavors & Fragrances, Inc.
4.375%, 06/01/2047	35,000	36,097
		346,276

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Par	Value

Telecommunication Services — 0.0%
AT&T, Inc.
4.500%, 05/15/2035	$25,000	$24,757

Utilities — 1.4%
Ameren Illinois Co.
2.700%, 09/01/2022	60,000	60,718
American Water Capital Corp.
6.593%, 10/15/2037	35,000	47,964
Arizona Public Service Co.
5.625%, 05/15/2033	20,000	23,485
Connecticut Light & Power Co.
2.500%, 01/15/2023	35,000	35,026
3.200%, 03/15/2027	45,000	45,458
Delmarva Power & Light Co.
3.500%, 11/15/2023	65,000	67,788
DTE Electric Co.
5.700%, 10/01/2037	20,000	25,064
Duke Energy Progress, LLC
2.800%, 05/15/2022	70,000	71,440
6.125%, 09/15/2033	25,000	31,928
Georgia Power Co.
2.000%, 09/08/2020	60,000	59,850
Louisville Gas & Electric Co.
3.300%, 10/01/2025	40,000	40,846
Oncor Electric Delivery Co.
7.000%, 09/01/2022	65,000	77,964
PacifiCorp
3.600%, 04/01/2024	25,000	26,192
Portland General Electric Co.
6.100%, 04/15/2019	35,000	37,192
Public Service Electric & Gas Co.
3.050%, 11/15/2024	35,000	35,407
South Carolina Electric & Gas Co.
5.300%, 05/15/2033	45,000	52,376
WEC Energy Group, Inc.
2.450%, 06/15/2020	100,000	100,788
		839,486
Total Corporate Bonds
(Cost $3,888,503)		3,900,781

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Par	Value
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES — 6.6%
Federal Home Loan Mortgage Corporation
1.250%, 10/02/2019	$100,000	$99,456
Federal Home Loan Mortgage Corporation Pool
3.000%, 05/01/2027, #J19197	78,167	80,419
2.500%, 07/01/2029, #G15144	96,616	97,982
3.000%, 12/01/2030, #G18578	152,772	157,173
2.500%, 01/01/2031, #G18581	101,572	102,413
3.500%, 04/01/2032, #G18642	139,805	146,252
3.500%, 06/01/2042, #C04060	92,839	96,259
4.500%, 03/01/2044, #G60017	87,423	94,383
3.500%, 12/01/2044, #G08620	93,691	96,736
3.000%, 04/01/2045, #G08635	68,334	68,651
3.500%, 12/01/2045, #G08681	135,703	140,113
4.000%, 01/01/2046, #G60421	110,765	117,649
3.000%, 03/01/2046, #G08697	104,949	105,472
4.000%, 01/01/2047, #G67702	69,215	73,745
3.000%, 03/01/2047, #G08750	67,949	68,264
Federal National Mortgage Association
2.125%, 04/24/2026	155,000	151,502
1.875%, 09/24/2026	70,000	66,530
6.625%, 11/15/2030	150,000	212,613
Federal National Mortgage Association Pool
3.000%, 05/01/2031, #AS7463	116,210	119,518
3.500%, 07/01/2031, #AL9809	101,433	106,342
2.500%, 07/01/2031, #AS7467	110,199	111,070
3.500%, 08/01/2031, #AL9418	51,060	53,514
2.000%, 11/01/2031, #MA2802	104,749	103,065
5.500%, 01/01/2035, #735141	70,181	78,724
4.000%, 08/01/2040, #AD8522	98,038	103,765
4.500%, 08/01/2040, #AE0217	57,397	62,072
4.000%, 01/01/2041, #AB2078	26,745	28,514
4.500%, 02/01/2041, #AH5583	69,565	75,335
3.500%, 02/01/2041, #AE0828	107,376	111,326
4.000%, 02/01/2041, #AE0949	66,897	70,822
4.000%, 12/01/2041, #AJ7689	54,074	57,205
3.500%, 08/01/2042, #AL2921	79,577	82,555
3.000%, 08/01/2042, #AP4258	26,739	26,983
3.000%, 04/01/2043, #AB9186	142,688	143,989
3.000%, 05/01/2043, #AT2725	156,213	157,636
3.000%, 09/01/2043, #AU4279	84,261	85,008

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Par	Value
Federal National Mortgage Association Pool (Continued)
4.000%, 12/01/2043, #AV0691	$60,002	$63,878
5.000%, 11/01/2044, #AL8878	38,085	41,576
4.000%, 04/01/2046, #AS6994	97,272	102,521
3.500%, 06/01/2046, #AS7387	68,641	70,836
4.500%, 07/01/2046, #AS7568	59,330	63,743
Government National Mortgage Association Pool
4.000%, 02/20/2041, #G24945	42,335	44,915
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $3,949,048)		3,940,524

U.S. TREASURY OBLIGATIONS — 2.5%
United States Treasury Bonds
4.375%, 05/15/2040	115,000	146,641
4.375%, 05/15/2041	125,000	159,936
2.750%, 11/15/2042	210,000	207,342
2.500%, 02/15/2045	250,000	233,228
2.500%, 05/15/2046	150,000	139,389
United States Treasury Notes
0.625%, 04/30/2018	50,000	49,819
1.625%, 06/30/2019	100,000	100,301
2.000%, 02/15/2025	155,000	152,911
2.250%, 11/15/2025	155,000	155,021
2.250%, 02/15/2027	150,000	149,118
Total U.S. Treasury Obligations
(Cost $1,502,326)		1,493,706

ASSET-BACKED SECURITIES — 0.8%

Consumer Discretionary — 0.2%
American Airlines
Series 2015-1, Class A
3.375%, 11/01/2028	67,794	68,472
Continental Airlines Partners Trust
Series 2015-1, Class A
4.750%, 01/12/2021	36,645	39,009
Series 2012-2, Class A
4.000%, 04/29/2026	28,781	30,256
		137,737

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Par	Value
Financials — 0.4%
Bank of America Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	$100,000	$100,188
Capital One Multi-Asset Execution Trust
Series 2015-1, Class A1
1.390%, 01/15/2021	100,000	99,985
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.540%, 08/15/2021	55,000	55,004
		255,177
Industrials — 0.2%
CNH Equipment Trust
Series 2016-C, Class A2
1.260%, 02/18/2020	46,376	46,303
Union Pacific Railroad Co.
Series 2014-1
3.227%, 05/14/2026	62,776	64,513
		110,816
Total Asset-Backed Securities
(Cost $502,331)		503,730

MUNICIPAL BONDS — 0.5%
California Department of Water Resources Power Supply
Series P
1.713%, 05/01/2021	73,834	73,322
District of Columbia
Series E
4.343%, 12/01/2018	70,000	72,235
Port of Seattle Washington
Series C
2.062%, 11/01/2017	80,000	80,051
Texas Tech University
Series B
1.925%, 02/15/2020	50,000	50,038
Total Municipal Bonds
(Cost $275,964)		275,646

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Shares	Value
SHORT-TERM INVESTMENT — 2.9%
Invesco Treasury Portfolio, Institutional Class, 0.90%^
(Cost $1,729,861)	1,729,861	$1,729,861

Total Investments — 99.9%
(Cost $51,826,687)		59,400,791
Other Assets and Liabilities, Net — 0.1%		44,006
Total Net Assets — 100.0%		$59,444,797

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of September 30, 2017.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Schedule of Investments (Unaudited)
September 30, 2017

	Shares	Value

COMMON STOCKS — 54.9%

Consumer Discretionary — 5.8%
NIKE, Inc., Class B	23,800	$1,234,030
Omnicom Group, Inc.	3,200	237,024
Polaris Industries, Inc.	8,400	878,892
Starbucks Corp.	23,500	1,262,185
Walt Disney Co.	13,250	1,306,052
		4,918,183

Consumer Staples — 5.5%
Coca-Cola Co.	80	3,601
PepsiCo, Inc.	8,200	913,726
Procter & Gamble Co.	13,700	1,246,426
Wal-Mart Stores, Inc.	32,000	2,500,480
		4,664,233

Financials — 4.2%
Berkshire Hathaway, Inc., Class B*	19,600	3,593,072

Health Care — 8.1%
Becton, Dickinson & Co.	3,500	685,825
Biogen, Inc.*	4,400	1,377,728
Medtronic plc	5,200	404,404
Novo Nordisk — ADR	56,400	2,715,660
Varian Medical Systems, Inc.*	16,600	1,660,996
		6,844,613

Industrials — 8.8%
C.H. Robinson Worldwide, Inc.	19,700	1,499,170
Expeditors International of Washington, Inc.	41,500	2,484,190
United Technologies Corp.	30,200	3,505,616
		7,488,976

Information Technology — 22.5%
Accenture plc, Class A	9,500	1,283,165
Alphabet, Inc., Class A*	1,300	1,265,836
Apple, Inc.	22,700	3,498,524
Cisco Systems, Inc.	79,800	2,683,674
Cognizant Technology Solutions Corp., Class A	35,300	2,560,662
International Business Machines Corp.	9,000	1,305,720
Microsoft Corp.	34,600	2,577,354
Oracle Corp.	70,400	3,403,840
Total Systems Services, Inc.	7,000	458,500
		19,037,275
Total Common Stocks
(Cost $39,071,961)		46,546,352

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2017

	Shares	Value
SHORT-TERM INVESTMENT — 44.9%
Invesco Treasury Portfolio, Institutional Class, 0.90%^ (a)
(Cost $38,098,238)	38,098,238	$38,098,238

Total Investments — 99.8%
(Cost $77,170,199)		84,644,590
Other Assets and Liabilities, Net — 0.2%		137,864
Total Net Assets — 100.0%		$84,782,454

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of September 30, 2017.
(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
ADR — American Depositary Receipt

See Notes to the Financial Statements

PORT STREET FUNDS

Statements of Assets and Liabilities (Unaudited)
September 30, 2017

	Institutional	Quality
	Opportunities Fund	Growth Fund
ASSETS:
Investments, at value
(cost $51,826,687 and $77,170,199, respectively)	$59,400,791	$84,644,590
Cash	7,098	—
Dividends & interest receivable	85,220	47,304
Receivable for investment securities sold	135,776	—
Receivable for capital shares sold	—	202,506
Prepaid expenses	5,899	8,500
Total assets	59,634,784	84,902,900

LIABILITIES:
Payable for investment securities purchased	97,226	—
Payable to investment adviser	35,510	55,907
Payable for fund administration & accounting fees	18,116	11,579
Payable for capital shares redeemed	—	16,000
Accrued shareholder service fees	4,856	6,915
Payable for transfer agent fees & expenses	4,654	3,784
Payable for compliance fees	4,144	2,381
Payable for trustee fees	3,035	3,059
Payable for custody fees	1,053	142
Accrued other fees	21,393	20,679
Total liabilities	189,987	120,446

NET ASSETS	$59,444,797	$84,782,454

NET ASSETS CONSIST OF:
Paid-in capital	$50,990,569	$76,880,061
Accumulated undistributed net investment income	73,176	76,235
Accumulated undistributed net realized gain on investments	806,948	351,767
Net unrealized appreciation on investments	7,574,104	7,474,391
Net assets	$59,444,797	$84,782,454

Net assets	$59,444,797	$84,782,454
Shares issued and outstanding(1)	5,174,213	6,978,095
Net asset value, redemption price and offering price per share	$11.49	$12.15

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

PORT STREET FUNDS

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2017

	Institutional	Quality
	Opportunities Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$268,141	$355,079
Less: Foreign taxes withheld	(58)	(4,008)
Interest income	120,032	136,047
Total investment income	388,115	487,118

EXPENSES:
Investment adviser fees (See Note 4)	247,337	315,138
Fund administration & accounting fees (See Note 4)	57,125	36,779
Shareholder service fees (See Note 5)	29,098	37,075
Compliance fees (See Note 4)	12,444	7,137
Transfer agent fees & expenses (See Note 4)	12,326	13,652
Federal & state registration fees	11,002	12,808
Audit fees	9,328	8,235
Custody fees (See Note 4)	6,748	3,589
Trustee fees	4,843	4,843
Other fees	4,420	3,191
Legal fees	3,730	3,627
Postage & printing fees	2,745	2,745
Total expenses before waiver	401,146	448,819
Less: waiver from investment adviser (See Note 4)	(37,416)	(22,456)
Net expenses	363,730	426,363

NET INVESTMENT INCOME	24,385	60,755

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	371,485	—
Net change in unrealized appreciation on investments	2,300,433	3,147,568
Net realized and unrealized gain on investments	2,671,918	3,147,568

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,696,303	$3,208,323

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
OPERATIONS:
Net investment income	$24,385	$229,880
Net realized gain on investments	371,485	1,118,278
Capital gain distributions from
regulated investment companies	—	66,080
Net change in unrealized appreciation on investments	2,300,433	2,794,496
Net increase in net assets resulting from operations	2,696,303	4,208,734

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,001	962,100
Proceeds from reinvestment of distributions	—	925,954
Payments for shares redeemed	—	(966,310)
Net increase in net assets resulting
from capital share transactions	11,001	921,744

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(264,396)
From net realized gains	—	(661,575)
Total distributions to shareholders	—	(925,971)

TOTAL INCREASE IN NET ASSETS	2,707,304	4,204,507

NET ASSETS:
Beginning of period	56,737,493	52,532,986
End of period (including accumulated
undistributed net investment income
of $73,176 and $48,791, respectively)	$59,444,797	$56,737,493

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
OPERATIONS:
Net investment income	$60,755	$25,836
Net realized gain on investments	—	703,977
Net change in unrealized appreciation on investments	3,147,568	2,384,202
Net increase in net assets resulting from operations	3,208,323	3,114,015

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,864,177	19,862,566
Proceeds from reinvestment of distributions	—	204,525
Payments for shares redeemed	(4,478,238)	(13,779,393)
Net increase in net assets resulting
from capital share transactions	28,385,939	6,287,698

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(10,356)
From net realized gains	—	(274,686)
Total distributions to shareholders	—	(285,042)

TOTAL INCREASE IN NET ASSETS	31,594,262	9,116,671

NET ASSETS:
Beginning of period	53,188,192	44,071,521
End of period (including accumulated
undistributed net investment income
of $76,235 and $15,480, respectively)	$84,782,454	$53,188,192

See Notes to the Financial Statements

PORT STREET INSTITUTIONAL OPPORTUNITIES FUND

Financial Highlights

	Six Months Ended		For the Period
	September 30, 2017	Year Ended	Inception through
For a Fund share outstanding throughout each period	(Unaudited)	March 31, 2017	March 31, 2016(1)

PER SHARE DATA:
Net asset value, beginning of period	$10.97	$10.33	$10.00
Investment operations:
Net investment income (loss)(3)	0.00 (2)	0.04	(0.00	)(2)
Net realized and unrealized gain on investments	0.52	0.78	0.33
Total from investment operations	0.52	0.82	0.33
Less distributions from:
Net investment income	—	(0.05)	—
Net realized gains	—	(0.13)	—
Total distributions	—	(0.18)	—
Net asset value, end of period	$11.49	$10.97	$10.33

TOTAL RETURN(4)	4.74%	8.02%	3.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$59.4	$56.7	$52.5
Ratio of expenses to average net assets:(5)(6)
Before expense reimbursement/waiver	1.38%	1.43%	2.13%
After expense reimbursement/waiver	1.25%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets:(5)(6)
Before expense reimbursement/waiver	(0.05)%	0.24%	(0.99)%
After expense reimbursement/waiver	0.08%	0.42%	(0.11)%

Portfolio turnover rate(4)	9%	49%	13%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount per share is less than $0.005.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Does not include income and expenses of underlying investment companies in which the Fund invests.

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Financial Highlights

	Six Months Ended
For a Fund share outstanding	September 30, 2017	Year Ended		Year Ended		Year Ended
throughout each period	(Unaudited)	March 31, 2017		March 31, 2016		March 31, 2015

PER SHARE DATA:
Net asset value, beginning of period	$11.62	$10.97		$10.61		$10.00
Investment operations:
Net investment income (loss)	0.01	0.00	(1)	(0.00	)(1)	0.00 (1)
Net realized and unrealized
gain on investments	0.52	0.72		0.39		0.61
Total from investment operations	0.53	0.72		0.39		0.61
Less distributions from:
Net investment income	—	(0.00	)(1)	(0.00	)(1)	—
Net realized gains	—	(0.07)		(0.03)		—
Total distributions	—	(0.07)		(0.03)		—
Net asset value, end of period	$12.15	$11.62		$10.97		$10.61

TOTAL RETURN(2)	4.56%	6.57%		3.65%		6.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$84.8	$53.2		$44.1		$23.2
Ratio of expenses
to average net assets:(3)
Before expense reimbursement/waiver	1.21%	1.34%		1.59%		3.49%
After expense reimbursement/waiver	1.15%	1.15%		1.15%		1.15%
Ratio of net investment income (loss)
to average net assets:(3)
Before expense reimbursement/waiver	0.10%	(0.13)%		(0.48)%		(2.29)%
After expense reimbursement/waiver	0.16%	0.06%		(0.04)%		0.05%

Portfolio turnover rate(2)	0%	12%		9%		13%

(1)	Amount per share is less than $0.005.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited)
September 30, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Port Street Institutional Opportunities Fund (“Institutional Opportunities Fund”) and the Port Street Quality Growth Fund (“Quality Growth Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Institutional Opportunities Fund is to seek long-term growth of capital.  The investment objective of the Quality Growth Fund is total return.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Institutional Opportunities Fund commenced operations on December 31, 2015 and the Quality Growth Fund commenced operations on April 1, 2014.  The Funds currently offer an Institutional Class.  Institutional Class shares are subject to a 0.10% shareholder servicing fee.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended September 30, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  As of and during the period ended September 30, 2017, the Funds did not have liabilities for any unrecognized tax benefits.

Security Transactions, Income and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2017

Expenses — Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Equity Securities — Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities — Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2017

quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Institutional Opportunities Fund
Investment Companies	$26,576,622	$—	$—	$26,576,622
Common Stocks	20,979,921	—	—	20,979,921
Corporate Bonds	—	3,900,781	—	3,900,781
U.S. Government Agency
Mortgage-Backed Securities	—	3,940,524	—	3,940,524
U.S. Treasury Obligations	—	1,493,706	—	1,493,706
Asset-Backed Securities	-—	503,730	—	503,730
Municipal Bonds	—	275,646	—	275,646
Short-Term Investment	1,729,861	—	—	1,729,861
Total Investments in Securities	$49,286,404	$10,114,387	$—	$59,400,791

	Level 1	Level 2	Level 3	Total
Quality Growth Fund
Common Stocks	$46,546,352	$—	$—	$46,546,352
Short-Term Investment	38,098,238	—	—	38,098,238
Total Investments in Securities	$84,644,590	$—	$—	$84,644,590

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Funds recognized no transfers between levels.  The Funds did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2017

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Port Street Investments LLC (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser monthly management fees based upon the average daily net assets of the Funds at the following annual rates:

Fund
Institutional Opportunities Fund	0.85%
Quality Growth Fund	0.85% on first $100 million
0.80% on the next $150 million
0.75% on the next $500 million
0.70% on assets over $750 million

For the Institutional Opportunities Fund, the Adviser has engaged Aristotle Capital Management, AMI Asset Management Corp., Vaughn Nelson Investment Management, and Segall, Bryant & Hamill (the “Sub-Advisers”) as Sub-Advisers to the Fund. Subject to the supervision of the Adviser, the Sub-Advisers are responsible for the day-to-day management of their respective sleeves of the Fund’s portfolio allocated by the Adviser, including purchase, retention and sale of securities. The Adviser compensates the Sub-Advisers based on a portion of the Fund’s average daily net assets which they have been allocated to manage.

For the Quality Growth Fund, the Adviser has engaged Saratoga Research & Investment Management (the “Sub-Adviser”) as the Sub-Adviser to the Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities.

The Adviser has contractually agreed to reduce its management fees, and may reimburse the Funds for their operating expenses, in order to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) for the Funds do not exceed the following rates based upon the average daily net assets of the Funds:

Fund
Institutional Opportunities Fund	1.25%
Quality Growth Fund	1.15%

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through July 28, 2018.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	3/31/2018	3/31/2019	3/31/2020	9/30/2020
Institutional Opportunities Fund	$—	$64,293	$99,987	$37,416
Quality Growth Fund	88,008	136,245	87,401	22,456

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2017

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2017, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  SHAREHOLDER SERVICING FEES

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay a servicing fee at an annual rate of 0.10% of the average daily net assets of the Institutional Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended September 30, 2017, the Funds incurred the following fees under the Agreement:

Fund	Amount
Institutional Opportunities Fund	$29,098
Quality Growth Fund	37,075

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2017

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Institutional
	Opportunities Fund		Quality Growth Fund
	Six Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2017	Year Ended	2017	Year Ended
	(Unaudited)	March 31, 2017	(Unaudited)	March 31, 2017
Institutional Class:
Shares sold	983	89,842	2,778,118	1,776,454
Shares issued to holders in
reinvestment of dividends	—	87,354	—	18,327
Shares redeemed	—	(91,058)	(375,926)	(1,237,351)
Net increase in shares outstanding	983	86,138	2,402,192	557,430

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September 30, 2017, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Institutional Opportunities Fund	$1,248,210	$433,453	$4,164,255	$4,676,863
Quality Growth Fund	—	—	13,270,756	—

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2017, the Funds’ most recent fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Institutional Opportunities Fund	$5,793,622	$(471,260)	$5,322,362	$51,386,149
Quality Growth Fund	5,026,555	(708,414)	4,318,141	48,858,571

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At March 31, 2017, the Funds’ most recent fiscal year end, components of accumulated earnings on a tax-basis were as follows:

		Undistributed
	Undistributed	Long-Term	Unrealized	Total Accumulated
Fund	Ordinary Income	Capital Gains	Appreciation	Earnings
Institutional Opportunities Fund	$348,325	$87,328	$5,322,362	$5,757,925
Quality Growth Fund	53,325	322,604	4,318,141	4,694,070

PORT STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2017

As of March 31, 2017, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended March 31, 2017, the Funds did not defer any qualified late year losses.

There were no distributions paid by the Funds for the period ended September 30, 2017.

The tax character of distributions paid during the period ended March 31, 2017, were as follows:

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Institutional Opportunities Fund	$925,776	$195	$925,971
Quality Growth Fund	44,807	240,235	285,042

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2017, each Funds’ percentage of control ownership positions greater than 25% are as follows:

Fund	Shares	Percent of Shares Held
Institutional Opportunities Fund	National Financial Services	99.90%
Quality Growth Fund	Charles Schwab & Co., Inc.	53.94%

10. LINE OF CREDIT

The Institutional Opportunities Fund established an unsecured line of credit (“LOC”) in the amount of $5,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less.  The LOC matures, unless renewed on July 26, 2018.  This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions.  The LOC is with the Fund’s Custodian. Interest is charged at the prime rate.  The interest rate as of September 30, 2017 was 4.25%.  The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments.  The Fund did not draw upon the LOC during the period ended September 30, 2017.

PORT STREET FUNDS

Additional Information (Unaudited)
September 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-369-6220.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-369-6220.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-369-6220, or (2) on the SEC’s website at www.sec.gov.

PORT STREET FUNDS

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Port Street Investments, LLC
24 Corporate Plaza, Suite 150
Newport Beach, CA 92660

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-369-6220.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date    December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date    December 8, 2017

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    December 8, 2017

* Print the name and title of each signing officer under his or her signature.